Employee share schemes	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Employee share schemes

44. Employee share schemes
GSK operates several employee share schemes, including the Share Value Plan, whereby awards are granted to employees to acquire shares or ADS in GSK plc at no cost after a three-year vesting period and the Performance Share Plan, whereby awards are granted to employees to acquire shares or ADS in GSK plc at no cost, subject to the achievement by the Group of specified performance targets. The Group also operates savings-related share option schemes, whereby options are granted to employees to acquire shares in GSK plc at a discounted price.
Grants of restricted share awards are normally exercisable at the end of the three-year vesting or performance period. Awards are normally granted to employees to acquire shares or ADS in GSK plc but in some circumstances may be settled in cash.
Grants under savings-related share option schemes are normally exercisable after three years’ saving. In accordance with UK practice, the majority of options under the savings-related share option schemes are granted at a price 20% below the market price ruling at the date of grant.
The total charge for share-based incentive plans in 2025 was £390 million (2024: £347 million; 2023: £321 million). Of this amount,
£288 million (2024: £260 million; 2023: £244 million) arose from the Share Value Plan. See Note 9, ‘Employee costs’ for further details.
GSK share award schemes
Share Value Plan
Under the Share Value Plan, share awards are granted to certain employees at no cost. The awards vest after two-and-a-half to three years and there are no performance criteria attached. The fair value of these awards is determined based on the closing share price on the day of grant, after deducting the expected future dividend yield of 4.0% (2024: 3.4%; 2023: 3.8%) over the duration of the award.

Number of shares and ADS issuable	Shares Number (000)	Weighted fair value	ADS Number (000)	Weighted fair value
At 1 January 2023	27,975		15,429
Awards granted	11,548	£12.79	6,449	$31.65
Awards exercised	(8,599)		(4,856)
Awards cancelled	(1,144)		(797)
At 31 December 2023	29,780		16,225
Awards granted	12,023	£15.17	6,431	$39.49
Awards exercised	(9,384)		(5,199)
Awards cancelled	(1,225)		(877)
At 31 December 2024	31,194		16,580
Awards granted	12,499	£13.15	6,697	$35.01
Awards exercised	(9,683)		(5,191)
Awards cancelled	(1,213)		(982)
At 31 December 2025	32,797		17,104
Performance Share Plan
Under the Performance Share Plan, share awards are granted to Directors and senior executives at no cost. The percentage of each award that vests is based upon the performance of the Group over a defined measurement period with dividends reinvested during the same period. For awards granted in 2020 and 2021, the performance conditions are based on four measures over a three-year performance period. These are adjusted free cash flow (30%), TSR (30%), R&D new product performance (20%) and pipeline progress (20%). For awards granted from 2022 until 2024, the performance conditions are based on five measures over a three-year performance period. These are TSR (30%), pipeline progress (20%), profit measure
(20%), sale measure (20%) and ESG environment (10%). For the awards granted from 2025, the performance conditions are based on five measures over a three-year performance period. These are TSR (40%), pipeline progress (17.5%), profit measure
(17.5%), sale measure (17.5%) and ESG environment (7.5%).
The fair value of the awards is determined based on the closing share price on the day of grant. For TSR performance elements, this is adjusted by the likelihood of that condition being met, as assessed at the time of grant.
During 2025, awards were granted of 4.9 million shares at a weighted fair value of £10.85 and 1.0 million ADS at a weighted fair value of $27.46. At 31 December 2025, there were outstanding awards over 15.0 million shares and 2.4 million ADS.
Share options and savings-related options
For the purposes of valuing savings-related options to arrive at the share-based payment charge, a Black-Scholes option pricing model has been used. The assumptions used in the model are as follows:

	2025 Grant	2024 Grant	2023 Grant
Risk-free interest rate	3.75%	4.24%	4.57%
Dividend yield	3.6%	4.3%	4.0%
Volatility	27%	34%	34%
Expected life	3 years	3 years	3 years
Savings-related options grant price (including 20% discount)	£14.19	£11.27	£11.20
Expected volatility has been based on an evaluation of the historical volatility of the Company’s share price, particularly over the historical period commensurate with the expected term.

Options outstanding for the Share Save Plan	Savings-related share option schemes
	Number 000		Weighted exercise price
At 31 December 2025	4,782		£11.79
Range of exercise prices on options outstanding at year end	£10.34	—	— £14.19
Weighted average market price on exercise during year			— £14.43
Weighted average remaining contractual life			1.9 years
Options of 0.9 million shares were granted during the year under the savings-related share option scheme at a weighted average fair value of £4.58. At 31 December 2025, 3.9 million of the savings-related share options were not exercisable.
There has been no change in the effective exercise price of any outstanding options during the year.
Employee Share Ownership Plan Trusts
The Group sponsors Employee Share Ownership Plan (ESOP) Trusts to acquire and hold shares in GSK plc to satisfy awards made under employee incentive plans. The trustees of the ESOP Trusts purchase shares with finance provided by the Group by way of loans or contributions. The costs of running the ESOP Trusts are charged to the income statement. Shares held by the
ESOP Trusts are deducted from other reserves and amortised down to the value of proceeds, if any, receivable from employees on exercise by a transfer to retained earnings. The trustees have waived their rights to dividends on the shares held by the ESOP
Trusts.
At 31 December 2025, 62,875,215 shares were held in the ESOP Trusts, out of which 62,227,857 were held for the future exercise of share awards and 647,358 shares were held for the Executive Supplemental Savings Plan.

Shares held for share award schemes	2025	2024
Number of shares (000)	62,875	64,314

	£m	£m
Nominal value	20	20
Carrying amount	282	397
Market value	1,147	866